Capital Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	25,500	37,373
*	Alphabet Inc. Class C	21,320	31,332
*	Baidu Inc. ADR	153,900	19,482
	Activision Blizzard Inc.	160,300	12,976
	Walt Disney Co.	97,000	12,036
*	Charter Communications Inc. Class A	7,200	4,495
*	Facebook Inc. Class A	16,600	4,348
			122,042
Consumer Discretionary (13.2%)
*	Alibaba Group Holding Ltd. ADR	231,800	68,145
*	Tesla Inc.	84,500	36,251
[1]	Sony Corp. ADR	469,300	36,019
*	Amazon.com Inc.	7,200	22,671
	Whirlpool Corp.	116,000	21,331
	Ross Stores Inc.	213,900	19,961
	TJX Cos. Inc.	254,600	14,168
*	Mattel Inc.	669,500	7,833
	L Brands Inc.	238,300	7,580
	Royal Caribbean Cruises Ltd.	78,000	5,049
	Carnival Corp.	209,400	3,179
	eBay Inc.	46,800	2,438
	Marriott International Inc. Class A	11,100	1,028
			245,653
Energy (0.7%)
	Pioneer Natural Resources Co.	64,200	5,520
	Hess Corp.	131,200	5,370
	EOG Resources Inc.	43,200	1,553
			12,443
Financials (5.7%)
	JPMorgan Chase & Co.	287,800	27,707
	Wells Fargo & Co.	837,400	19,687
	Marsh & McLennan Cos. Inc.	170,700	19,579
	Charles Schwab Corp.	461,000	16,702
	Bank of America Corp.	549,000	13,225
	Progressive Corp.	44,500	4,213
	US Bancorp	81,300	2,915
	Citigroup Inc.	41,900	1,806
			105,834
Health Care (27.1%)
	Eli Lilly and Co.	627,371	92,863
	Amgen Inc.	297,771	75,682

		Shares	Market Value ($000)
*	Biogen Inc.	264,200	74,948
	AstraZeneca plc ADR	791,400	43,369
	Novartis AG ADR	397,550	34,571
	Thermo Fisher Scientific Inc.	76,100	33,600
*	Boston Scientific Corp.	847,702	32,391
	Roche Holding AG	69,645	23,856
	Bristol-Myers Squibb Co.	242,600	14,626
*	BioMarin Pharmaceutical Inc.	170,800	12,995
*	Elanco Animal Health Inc.	450,316	12,577
	Abbott Laboratories	106,200	11,558
*	BeiGene Ltd. ADR	31,400	8,994
	Medtronic plc	63,300	6,578
	CVS Health Corp.	82,600	4,824
[2]	Siemens Healthineers AG	96,400	4,327
	Zimmer Biomet Holdings Inc.	30,000	4,084
*	Alcon Inc.	70,410	4,010
	Merck & Co. Inc.	36,200	3,003
	Agilent Technologies Inc.	26,500	2,675
	Stryker Corp.	11,100	2,313
	Sanofi ADR	36,800	1,846
			505,690
Industrials (14.6%)
	FedEx Corp.	266,400	67,005
	Siemens AG (Registered)	298,111	37,648
	Southwest Airlines Co.	978,150	36,681
*	Airbus SE	296,100	21,475
	Caterpillar Inc.	123,500	18,420
*	United Airlines Holdings Inc.	455,700	15,836
	Union Pacific Corp.	76,300	15,021
	Delta Air Lines Inc.	334,000	10,214
	United Parcel Service Inc. Class B	60,150	10,023
[1]	American Airlines Group Inc.	543,900	6,685
	Alaska Air Group Inc.	143,000	5,238
	TransDigm Group Inc.	9,850	4,680
*	Siemens Energy AG	149,056	4,019
	Textron Inc.	102,000	3,681
	Raytheon Technologies Corp.	56,300	3,240
	AMETEK Inc.	27,800	2,763
	Deere & Co.	12,400	2,748
	CSX Corp.	34,200	2,656
	General Dynamics Corp.	14,200	1,966
	Otis Worldwide Corp.	28,150	1,757
	Carrier Global Corp.	56,300	1,719
			273,475
Information Technology (28.7%)
*	Adobe Inc.	195,500	95,879
	Microsoft Corp.	408,700	85,962
	Texas Instruments Inc.	491,600	70,195
*	Micron Technology Inc.	885,400	41,578
	QUALCOMM Inc.	271,700	31,974
	KLA Corp.	142,600	27,627
	Intel Corp.	456,600	23,643
	Telefonaktiebolaget LM Ericsson ADR	2,085,100	22,707
	NVIDIA Corp.	40,050	21,676
	Intuit Inc.	48,600	15,854
	NetApp Inc.	336,100	14,735
	Oracle Corp.	194,500	11,612

		Shares	Market Value ($000)
	HP Inc.	584,750	11,104
	Hewlett Packard Enterprise Co.	1,140,550	10,687
	Analog Devices Inc.	86,800	10,133
	Visa Inc. Class A	46,000	9,199
*	PayPal Holdings Inc.	31,700	6,246
	Cisco Systems Inc.	155,600	6,129
	Apple Inc.	50,000	5,790
	Corning Inc.	127,350	4,127
	Entegris Inc.	46,900	3,486
	Applied Materials Inc.	42,000	2,497
	Mastercard Inc. Class A	6,200	2,097
*	BlackBerry Ltd.	195,800	899
	Plantronics Inc.	71,650	848
			536,684
Materials (0.6%)
	Albemarle Corp.	63,900	5,705
	Linde plc	8,300	1,976
	DuPont de Nemours Inc.	23,866	1,324
	Dow Inc.	23,866	1,123
	Corteva Inc.	23,866	688
			10,816
Total Common Stocks (Cost $1,090,487)			1,812,637
Temporary Cash Investments (4.5%)
Money Market Fund (4.5%)
[3,4]	Vanguard Market Liquidity Fund, 0.117% (Cost $82,952)	829,401	82,940
Total Investments (101.6%) (Cost $1,173,439)			1,895,577
Other Assets and Liabilities—Net (-1.6%)			(29,024)
Net Assets (100%)			1,866,553
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,679,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value was $4,327,000, representing 0.2% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $28,908,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,721,312	91,325	—	1,812,637
Temporary Cash Investments	82,940	—	—	82,940
Total	1,804,252	91,325	—	1,895,577